Liquidity and Capital Resources (Details) - USD ($)	May 31, 2021	Feb. 28, 2021	Feb. 03, 2021	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Liquidity And Capital Resources [Abstract]
Cash and cash equivalents	$ 220,748,000	$ 194,717,000	$ 657,946,000	$ 53,637,000	$ 19,494,000	$ 48,873,000
Maximum borrowing capacity available under its revolving credit facility	$ 75,000,000.0	$ 75,000,000.0